Document and Entity Information	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	AMERICA MOVIL SAB DE CV/
Entity Central Index Key	0001129137